CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue (Note C)	$ 73,620	$ 77,147	$ 79,591
Cost	38,046	40,659	42,655
Gross profit	35,575	36,488	36,936
Expense and other (income)
Selling, general and administrative	23,082	20,604	19,366
Research, development and engineering (Note F)	6,333	5,989	5,379
Intellectual property and custom development income	(626)	(648)	(1,026)
Other (income) and expense	861	(968)	1,152
Interest expense (Note P&T)	1,288	1,344	723
Total expense and other (income)	30,937	26,322	25,594
Income from continuing operations before income taxes	4,637	10,166	11,342
Provision for/(benefit from) income taxes (Note G)	(864)	731	2,619
Income from continuing operations	5,501	9,435	8,723
Income/(loss) from discontinued operations, net of tax	89	(4)	5
Net income	$ 5,590	$ 9,431	$ 8,728
Assuming dilution
Continuing operations (in dollars per share) (Note H)	$ 6.13	$ 10.57	$ 9.51
Discontinued operations (in dollars per share) (Note H)	0.10	(0.01)	0.01
Total (in dollars per share) (Note H)	6.23	10.56	9.52
Basic
Continuing operations (in dollars per share) (Note H)	6.18	10.63	9.56
Discontinued operations (in dollars per share) (Note H)	0.10	0.00	0.01
Total (in dollars per share) (Note H)	$ 6.28	$ 10.63	$ 9.57
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	896,563,971	892,813,376	916,315,714
Basic (in shares)	890,348,679	887,235,105	912,048,072
Services
Revenue (Note C)	$ 45,004	$ 47,493	$ 49,257
Cost	30,404	32,491	33,687
Sales
Revenue (Note C)	27,484	28,252	28,735
Cost	6,934	7,263	7,835
Financing
Revenue (Note C)	1,133	1,402	1,599
Cost	$ 708	$ 904	$ 1,132